OTHER LONG-TERM LIABILITIES (Narrative) (Details) In Thousands, unless otherwise specified			1 Months Ended	12 Months Ended			32 Months Ended				1 Months Ended
	May 31, 2012 Vimicro Fuzhou [Member] Strategic Cooperative Framework Agreement or the Frame Agreement [Member] USD ($)	May 31, 2012 Vimicro Fuzhou [Member] Strategic Cooperative Framework Agreement or the Frame Agreement [Member] CNY	Dec. 31, 2012 Vimicro Jiangsu [Member] Cooperative Agreement [Member] Xuanwu SAMC [Member] CNY	Dec. 31, 2012 Vimicro Jiangsu [Member] Cooperative Agreement [Member] Xuanwu SAMC [Member] USD ($)	May 31, 2013 Vimicro Jiangsu [Member] Cooperative Agreement [Member] Xuanwu SAMC [Member] USD ($)	May 31, 2013 Vimicro Jiangsu [Member] Cooperative Agreement [Member] Xuanwu SAMC [Member] CNY	Dec. 31, 2014 Interest free government loan [Member] Vimicro Fuzhou [Member] Strategic Cooperative Framework Agreement or the Frame Agreement [Member] USD ($)	Dec. 31, 2014 Interest free government loan [Member] Vimicro Fuzhou [Member] Strategic Cooperative Framework Agreement or the Frame Agreement [Member] CNY	May 31, 2012 Interest free government loan [Member] Vimicro Fuzhou [Member] Strategic Cooperative Framework Agreement or the Frame Agreement [Member] USD ($)	May 31, 2012 Interest free government loan [Member] Vimicro Fuzhou [Member] Strategic Cooperative Framework Agreement or the Frame Agreement [Member] CNY	Feb. 29, 2012 Interest free government loan [Member] Vimicro Fuzhou [Member] Strategic Cooperative Framework Agreement or the Frame Agreement [Member] Maximum [Member]
Other long-term debt [Line Items]
Cost to develop properties			52,000	$ 8,498
Amount paid as down payment					3,280	20,000
Government subsidy granted	4,921	30,000
Interest free government loan to be provided									9,805	60,000
Period to repay Government grants											5 years
Government grant received							2,460	15,000
Government loan received							$ 9,805	60,000